Reinsurance (Tables)	12 Months Ended
Dec. 31, 2013
Reinsurance Disclosure [Line Items]
Effects of reinsurance
The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

	Years Ended December 31,
	2013	2012	2011
	(In millions)
Premiums
Direct premiums	$1,561	$2,063	$2,429
Reinsurance assumed	10	11	7
Reinsurance ceded	(965)	(813)	(608)
Net premiums	$606	$1,261	$1,828
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees	$3,248	$2,972	$2,572
Reinsurance assumed	84	87	92
Reinsurance ceded	(996)	(798)	(708)
Net universal life and investment-type product policy fees	$2,336	$2,261	$1,956
Other revenues
Direct other revenues	$259	$231	$209
Reinsurance assumed	—	—	—
Reinsurance ceded	333	280	299
Net other revenues	$592	$511	$508
Policyholder benefits and claims
Direct policyholder benefits and claims	$3,732	$4,139	$4,277
Reinsurance assumed	15	23	20
Reinsurance ceded	(2,040)	(1,773)	(1,637)
Net policyholder benefits and claims	$1,707	$2,389	$2,660
Interest credited to policyholder account balances
Direct interest credited to policyholder account balances	$1,089	$1,185	$1,206
Reinsurance assumed	73	71	68
Reinsurance ceded	(125)	(109)	(85)
Net interest credited to policyholder account balances	$1,037	$1,147	$1,189
Other expenses
Direct other expenses	$1,568	$2,562	$2,781
Reinsurance assumed	28	33	48
Reinsurance ceded	63	125	152
Net other expenses	$1,659	$2,720	$2,981
The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

	December 31,
	2013				2012
	Direct	Assumed	Ceded	Total Balance Sheet	Direct	Assumed	Ceded	Total Balance Sheet
	(In millions)
Assets
Premiums, reinsurance and other receivables	$221	$28	$20,360	$20,609	$396	$35	$21,496	$21,927
Deferred policy acquisition costs and value of business acquired	5,191	123	(584)	4,730	4,264	121	(639)	3,746
Total assets	$5,412	$151	$19,776	$25,339	$4,660	$156	$20,857	$25,673
Liabilities
Other policy-related balances	$712	$1,641	$811	$3,164	$691	$1,592	$855	$3,138
Other liabilities	1,257	10	5,509	6,776	1,396	11	5,140	6,547
Total liabilities	$1,969	$1,651	$6,320	$9,940	$2,087	$1,603	$5,995	$9,685

Affiliated Entity [Member]
Reinsurance Disclosure [Line Items]
Effects of reinsurance
Information regarding the significant effects of affiliated reinsurance included in the consolidated statements of operations was as follows:

	Years Ended December 31,
	2013	2012	2011
	(In millions)
Premiums
Reinsurance assumed	$10	$11	$7
Reinsurance ceded	(638)	(478)	(286)
Net premiums	$(628)	$(467)	$(279)
Universal life and investment-type product policy fees
Reinsurance assumed	$84	$87	$92
Reinsurance ceded	(585)	(444)	(400)
Net universal life and investment-type product policy fees	$(501)	$(357)	$(308)
Other revenues
Reinsurance assumed	$—	$—	$—
Reinsurance ceded	332	280	299
Net other revenues	$332	$280	$299
Policyholder benefits and claims
Reinsurance assumed	$13	$21	$18
Reinsurance ceded	(800)	(780)	(484)
Net policyholder benefits and claims	$(787)	$(759)	$(466)
Interest credited to policyholder account balances
Reinsurance assumed	$73	$71	$68
Reinsurance ceded	(125)	(109)	(84)
Net interest credited to policyholder account balances	$(52)	$(38)	$(16)
Other expenses
Reinsurance assumed	$28	$33	$48
Reinsurance ceded	92	157	204
Net other expenses	$120	$190	$252
Information regarding the significant effects of affiliated reinsurance included in the consolidated balance sheets was as follows at:

	December 31,
	2013		2012
	Assumed	Ceded	Assumed	Ceded
	(In millions)
Assets
Premiums, reinsurance and other receivables	$28	$12,710	$35	$14,171
Deferred policy acquisition costs and value of business acquired	122	(579)	121	(642)
Total assets	$150	$12,131	$156	$13,529
Liabilities
Other policy-related balances	$1,640	$811	$1,592	$855
Other liabilities	9	5,260	10	4,894
Total liabilities	$1,649	$6,071	$1,602	$5,749